Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 8,506	$ 9,562	$ 9,912	$ 9,948
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		372	384
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		6,449	7,469
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		463	494
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		292	279
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		229	221
Rest of EMEAA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]	44	42
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		283	296
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		92	100
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	64	62
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		95	92
United Arab Emirates [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		96	96
Other countries [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[3]	$ 27	$ 27

[1]	This caption refers to the operating segments in the Czech Republic and Egypt.
[2]	This caption refers to the operating segments in the Dominican Republic, the Caribbean, Costa Rica and Panama.
[3]	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.